Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Technology Portfolio	Aug. 04, 2023
VIP Technology Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(35.87%)
Past 5 years	13.56%
Past 10 years	16.99%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1525
Average Annual Return:
Past 1 year	(29.58%)
Past 5 years	14.84%
Past 10 years	17.65%